Income Tax - Disclosure of Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Abstract]
Net income (loss) before tax	€ (58,103)	€ (52,809)	€ (63,984)
Statutory tax rate	25.00%	26.50%	28.00%
Income tax benefit / (expense) calculated at statutory tax rate	€ 14,526	€ 13,994	€ 17,916
Differences in tax rates	0	62	128
Research tax credit	1,971	3,091	3,961
Provision for defined benefit obligations	106	39	(117)
Share-based compensation	(1,062)	(694)	(693)
Revenue from collaboration agreements	2,210	(3,313)	8,824
Non-recognition of deferred tax assets related to tax losses and temporary differences	(18,290)	(14,433)	(15,746)
Carry-back	0	0	0
Impact linked to intra-group merger operations	0	0	(16,288)
Impact linked to the exercise of a real estate leasing option	0	0	(1,103)
Others differences	539	1,254	3,118
Income tax benefit / (expense)	€ 0	€ 0	€ 0
Effective tax rate	0.00%	0.00%	0.00%
Deferred tax income / (loss)	€ 0	€ 0	€ 0
Income tax benefit / (expense)	€ 0	€ 0	€ 0	[1]

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.